Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income / (loss)	$ (99,973)	$ 99,095	$ 101,986	$ (21,372)	$ 57,325
Adjustments to reconcile net income / (loss) to net cash provided by (used in) operating activities:
Amortization of debt discount and issue cost	2,973	1,914	2,841	1,806	1,757
Settlement of interest payable in common stock	0	1,875	1,875	264	740
Depreciation and amortization	21,337	17,107	23,372	21,030	20,284
Share based compensation expense	48,007	33,592	43,631	30,029	22,322
Provision for accounts receivable credit losses	103	0	37	6	4
Provision for deferred income taxes	83	2,925	3,188	(864)	(7,187)
Provision for notes receivable credit losses	0	2,611	2,892	6,734	9,147
Impairment of long-lived assets	2,717	0	1,981	7,619	3,665
Settlement of induced conversion expense in common stock	0	1,365	1,365	0	0
Change in fair value puttable common stock	2,229	8,149	10,594	26	(71,267)
Change in fair value of puttable warrants issued with debt	1,172	1,635	4,662	0	0
Unrealized (gain) loss on equity securities owned	(10,320)	1,595	1,085	(3,301)	204
Realized loss on sale of intangible assets	2,054	0
Proceeds from sale of Pyth tokens	16,239	0
Unrealized gain on derivative assets	39,039	(76,684)	(83,840)	0	0
Loss on debt extinguishment	107,656	0
Warrant modifications	1,516	0
Other	(821)	0
Changes in operating assets and liabilities:
Accounts receivable	(6,327)	(10,347)	(34,307)	2,143	(1,871)
Clearing house performance bonds and guarantee funds	(1,540)	2,853	19,897	(84,960)	77,796
Participant margin deposits	(83)	(14,753)	(25,150)	26,384	0
Receivables from broker-dealers, futures commission merchants, and clearing organizations	23,862	32,917	(18,767)	(30,936)	4,670
Other current assets	354	1,393	1,149	(4,362)	(172)
Other assets	13,595	(5,930)	(5,689)	(17,527)	(21,544)
Accounts payable and other liabilities	(19,017)	(1,902)	26,571	(12,621)	4,381
Accrued compensation payable	(2,438)	(4,260)	5,753	5,621	2,708
Other liabilities	(1,593)	(2,058)	(2,107)	(4,150)	2,822
Deferred transaction revenue	806	240	(183)	(718)	(3,886)
Payables to customers	(18,784)	(20,289)	22,498	24,883	(10,980)
Payables to clearing organizations	(2,001)	(644)	1,997	(120)	869
Net cash provided by (used in) operating activities	120,845	72,399	111,439	(49,195)	121,631
Cash flows from investing activities:
Capital expenditures	(18,673)	(20,624)	(26,739)	(16,202)	(10,947)
Capitalization of internally developed software	(9,363)	(9,321)	(12,268)	(9,692)	(9,087)
Purchases of investments	0	(1,578)	(1,578)	(18,369)	(9,650)
Cash paid for acquisitions, net of cash acquired	(56,458)	0	0	(19,876)	(24,245)
Net cash used in investing activities	(84,494)	(31,523)	(40,585)	(64,139)	(53,929)
Cash flows from financing activities:
Proceeds from issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and offering costs	368,977	0
Payment of IPO costs	(2,346)	0
Proceeds from debt issuance, net of debt discount	36,881	35,474	35,474	1,486	0
Puttable warrants issued with debt	0	59,526	59,526	0	0
Payment of debt issuance costs	(1,975)	(5,267)	(5,857)	0	0
Repayments of debt	(140,000)	(57,322)	(57,322)	(32,000)	(15,000)
Prepayment premium and other expenses paid related to debt repayment	(36,107)	0
Repayments of capital lease obligations	(103)	(128)	(145)	(136)	(2,541)
Repurchases of common stock from employee stock incentive plans	(21,833)	(12,106)	(12,424)	(3,313)	(1,382)
Proceeds from issuance of warrants with common stock	0	119	119	370	0
Proceeds from issuance of common stock and convertible preferred stock	8,192	9,743	10,035	16,436	9,571
Net cash provided by (used in) financing activities	211,686	30,039	29,406	(16,622)	(9,352)
Increase (decrease) in cash, cash equivalents, segregated cash, and restricted cash	(84)	0
Increase (decrease) in cash, cash equivalents, segregated cash, and restricted cash	247,953	70,915	100,260	(129,956)	58,350
Cash, cash equivalents, segregated cash and restricted cash at beginning of period	276,398	176,138	176,138	306,094	247,744
Cash, cash equivalents, segregated cash, and restricted cash at end of period	524,351	247,053	276,398	176,138	306,094
Reconciliation of cash, cash equivalents, segregated cash, and restricted cash:
Cash and cash equivalents	401,482	125,091	150,341	59,293	126,449
Cash segregated under federal and other regulations	29,509	33,256	30,809	15,191	19,528
Restricted cash	6,005	6,375	6,270	7,423	7,060
Restricted cash (clearing house performance bonds and guarantee funds)	86,204	70,700	87,744	67,847	153,057
Participant margin deposits	1,151	11,631	1,234	26,384	0
Total	524,351	247,053	276,398	176,138	306,094
Supplemental disclosure of cash transactions:
Cash paid for income taxes	1,271	269	457	602	2,521
Cash paid for interest	8,950	9,236	12,618	16,837	18,568
Supplemental disclosure of non-cash investing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	5,608	4,078	4,078	8,564	4,270
Assets acquired under capital leases	144	287	287	357	280
Non-cash amounts related to capitalized internally developed software	944	441	722	528	580
Total non-cash investing activities	6,696	4,806	5,087	9,449	8,344
Supplemental disclosure of non-cash financing activities:
Deferred offering costs not yet paid	1,387	0
Deferred IPO cost recognized as additional paid-in capital	5,901	0
Conversion of puttable common stock into non-puttable common stock	103,361	0	0	137,268	10,421
Conversion of puttable warrants into non-puttable warrants	65,360	0
Non-cash warrant modification	1,516	0
Issuance of warrants with debt or debt amendments	0	520	520	445	0
Settlement of convertible loans in common stock	0	53,150	56,150	0	3,542
Total non-cash financing activities	$ 177,525	$ 53,670	$ 56,670	$ 137,713	$ 21,701